Omnibus Incentive Compensation Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended					6 Months Ended	8 Months Ended			2 Months Ended					9 Months Ended	6 Months Ended			6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Partnerships Omnibus Incentive Compensation Plan	Jul. 22, 2010 Partnerships Omnibus Incentive Compensation Plan	Apr. 29, 2008 Partnerships Omnibus Incentive Compensation Plan	Jun. 30, 2013 Partnerships Omnibus Incentive Compensation Plan Employees	Aug. 25, 2010 Partnerships Omnibus Incentive Compensation Plan Employees	Aug. 31, 2010 Partnerships Omnibus Incentive Compensation Plan Non Employees	Jun. 30, 2013 Partnerships Omnibus Incentive Compensation Plan Non Employees	Mar. 01, 2010 Crude Carriers Corp. Equity Incentive Plan	Jun. 30, 2013 Crude Carriers Corp. Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Employee Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Non Employee Equity Incentive Plan	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Independent Committee	Jun. 30, 2013 Employee equity compensation	Dec. 31, 2012 Employee equity compensation	Aug. 25, 2010 Employee equity compensation	Jun. 30, 2013 Non-Employee equity compensation	Dec. 31, 2012 Non-Employee equity compensation
Units / Shares authorized				800,000	500,000					400,000
Units granted							448,000	347,200		399,400
Number of annual installments	3					3
Vesting date of remaining awards									2013-08-31		2013-08-31
Shares exchange ratio												1.56
Unvested shares													205,000	194,400		335,535	338,135		650,464	650,464
Number of units converted													319,800	303,264
Vested shares															20,000	2,600			0
Number of units vested and converted															31,200
Value of unvested units accrued distribution			$ 2,253
Share based compensation	2,739	1,991														907			1,832
Total unrecognized compensation cost																309
Grant date unit price																		$ 8.08
Expected period of recognition for unrecognized compensation cost																0 years 1 month 25 days
Total unrecognized compensation cost																			$ 753
Grant date unit price																			$ 9.28
Expected period of recognition for unrecognized compensation cost																			0 years 2 months 0 days